REVENUES - Segment Revenue by Type (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Revenue from contracts with customers	$ 1,860	$ 1,929	$ 3,826	$ 3,794
Goods or services transferred at point in time
Disclosure of operating segments [line items]
Revenue from contracts with customers	550	714	1,222	1,428
Goods or services transferred over time
Disclosure of operating segments [line items]
Revenue from contracts with customers	$ 1,310	$ 1,215	$ 2,604	$ 2,366